Performance Management	Oct. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	6.91%
Lowest Quarterly Return (Q1, 2025)	-2.80%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	One Year	Since Inception
		12/31/2024
Return Before Taxes	12.49%	12.49%
Return After Taxes on Distributions	12.49%	12.49%
Return After Taxes on Distributions and Sale of Fund Shares	7.39%	7.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.39%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	6.91%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.80%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund’s performance history is not presented here because, as of the date of this prospectus, the Fund has not had annual returns for at least one calendar year. The Fund’s performance information is accessible on the Fund’s website at www.AllianzIMetfs.com and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.91%
Lowest Quarterly Return (Q1, 2025)	-5.49%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	One Year	Since Inception 3/28/2024
Return Before Taxes	10.93%	11.49%
Return After Taxes on Distributions	10.93%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares	6.47%	8.84%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.20%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.91%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(5.49%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.15%
Lowest Quarterly Return (Q1, 2025)	-5.20%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	One Year	Since Inception 4/30/2024
Return Before Taxes	10.56%	14.77%
Return After Taxes on Distributions	10.56%	14.77%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	11.38%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	20.17%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.15%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(5.20%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.68%
Lowest Quarterly Return (Q1, 2025)	-4.55%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	One Year	Since Inception 5/31/2024
Return Before Taxes	11.34%	13.03%
Return After Taxes on Distributions	11.34%	13.03%
Return After Taxes on Distributions and Sale of Fund Shares	6.71%	10.01%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	17.82%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.68%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(4.55%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	8.01%
Lowest Quarterly Return (Q1, 2025)	-3.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	One Year	Since Inception 6/28/2024
Return Before Taxes	11.81%	11.98%
Return After Taxes on Distributions	11.81%	11.98%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	9.19%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.15%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.96%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.44%
Lowest Quarterly Return (Q1, 2025)	-3.66%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	One Year	Since Inception 7/31/2024
Return Before Taxes	12.21%	12.17%
Return After Taxes on Distributions	12.21%	12.17%
Return After Taxes on Distributions and Sale of Fund Shares	7.23%	9.33%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.34%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.44%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.66%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.06%
Lowest Quarterly Return (Q1, 2025)	-3.33%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	One Year	Since Inception 8/30/2024
Return Before Taxes	12.08%	11.52%
Return After Taxes on Distributions	12.08%	11.52%
Return After Taxes on Distributions and Sale of Fund Shares	7.15%	8.81%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	15.46%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.06%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.33%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q3, 2025)	6.71%
Lowest Quarterly Return (Q1, 2025)	-2.96%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	One Year	Since Inception 9/30/2024
Return Before Taxes	12.15%	10.86%
Return After Taxes on Distributions	12.15%	10.86%
Return After Taxes on Distributions and Sale of Fund Shares	7.19%	8.30%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	14.75%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q3, 2025)
Highest Quarterly Return	6.71%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.96%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	7.19%
Lowest Quarterly Return (Q1, 2025)	-3.28%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	One Year	Since Inception 10/31/2024
Return Before Taxes	12.92%	13.25%
Return After Taxes on Distributions	12.92%	13.25%
Return After Taxes on Distributions and Sale of Fund Shares	7.65%	10.12%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	16.89%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	7.19%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(3.28%)
Lowest Quarterly Return, Date	Mar. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”). Both the bar chart and the table assume reinvestment of dividends and distributions. The performance of the Fund will vary from year to year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.AllianzIMetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500® Price Return Index (“S&P 500® Price Index”).
Bar Chart [Heading]	Calendar Year Total Return
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return (Q2, 2025)	5.87%
Lowest Quarterly Return (Q1, 2025)	-2.32%

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	One Year	Since Inception 11/29/2024
Return Before Taxes	11.32%	8.63%
Return After Taxes on Distributions	11.32%	8.63%
Return After Taxes on Distributions and Sale of Fund Shares	6.70%	6.58%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)	16.39%	12.33%

(1)	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.

Average Annual Return, Caption [Optional Text]	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.AllianzIMetfs.com
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return (Q2, 2025)
Highest Quarterly Return	5.87%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return (Q1, 2025)
Lowest Quarterly Return	(2.32%)
Lowest Quarterly Return, Date	Mar. 31, 2025